Operating Assets and Liabilities - Amounts recognized in balance sheet and comprehensive income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 354	kr 283
Lease Liabilities
Current	62	42
Non-current	363	277
Total lease liabilities	425	319
Depreciation charge of right-of-use assets	56	36	kr 28
Interest expense	12	9	7
Expense relating to short-term leases	1	3	6
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	352	280
Lease Liabilities
Depreciation charge of right-of-use assets	55	35	27
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2	3
Lease Liabilities
Depreciation charge of right-of-use assets	kr 1	kr 1	kr 1